Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Other Accounts Payable and Accrued Expenses

NOTE 9:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2017	2016

Payroll and related accruals	$1,787	$1,269
Accrued expenses - agents commissions	109	129
Accrued expenses	512	364
Royalties to IIA	406	83
Others	-	142

	$2,814	$1,987